Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 12,728	$ 10,056
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	10,127	11,183
Provision of (release of) doubtful accounts	(431)	2,965
Share-based compensation	1,932	2,102
Amortization	4,438	4,984
Deferred income taxes	150	132
Unrealized gain on derivatives	(178)	(1,030)
Loss on sale of vessels, net	3,780	4,218
Gain on sale of subsidiary	(4,174)	0
Unrealized foreign exchange gain	(143)	(312)
Increase Decrease in:
Trade receivables	(22,375)	51,584
Due from related companies	(2,247)	1,990
Inventories	(19,921)	(8,473)
Prepayments and other current assets	(436)	(4,960)
Trade payables	(3,571)	(11,294)
Other payables to related companies	904	(486)
Accrued and other current liabilities	(324)	(1,728)
Other non-current assets	50	0
Other non-current liabilities	141	(150)
Payments for dry-docking	(4,634)	(3,138)
Net cash provided by / (used in) provided by operating activities	(24,184)	57,643
Cash flows from investing activities:
Advances for vessels under construction	0	(2,198)
Advances for other fixed assets under construction	(37,094)	(22,222)
Proceeds from sale of subsidiary, net of cash surrendered	6,149	0
Net proceeds from sale of vessels	7,990	7,150
Purchase of other fixed assets	(456)	(216)
(Increase)/ decrease in restricted cash	50	(1,153)
Net cash used in investing activities	(23,361)	(18,639)
Cash flows from financing activities:
Proceeds from long-term debt	11,000	0
Repayment of long-term debt	(67,150)	(10,914)
Repayment of capital lease obligation	(600)	(616)
Net change in short-term borrowings	93,795	(8,441)
Financing costs paid	0	(370)
Dividends paid to non-controlling interest	(2,713)	0
Dividends paid	(939)	(928)
Net cash (used in) / provided by financing activities	33,393	(21,269)
Effect of exchange rate changes on cash and cash equivalents	(219)	(913)
Net change in cash and cash equivalents	(14,371)	16,822
Cash and cash equivalents at beginning of period	77,246	68,582
Cash and cash equivalents at end of period	$ 62,875	$ 85,404